Financial assets at fair value through other comprehensive income - Securities by type (Details) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	€ 34,468	[1]	€ 31,223
Equity securities [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	2,306		3,228
Debt securities [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	30,483		25,616
Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	€ 1,680		€ 2,379

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.